SUBSEQUENT EVENTS (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Feb. 28, 2023	Feb. 28, 2022	Jan. 26, 2023	Jun. 30, 2022	Sep. 30, 2021	May 31, 2021	Apr. 30, 2021
IfrsStatementLineItems [Line Items]
Number of shares issued, stock options	200,000			950,000		2,500,000	36,891,918	4,000,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued, stock options	3,370,982	5,572	10,234,460
Weighted average exercise price	$ 3.15	$ 3.00
Total proceeds	$ 9,343,053	$ 16,716	$ 10,876,808
Warrants 1 [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price		$ 1.42
Total proceeds		$ 801,908
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued, stock options	2,966,282	5,572	10,234,460		2,250,000
Common Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued, stock options		540,600
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued, stock options	3,442,589	540,600	3,405,098